FAIR VALUE (Details 2) (USD $)	12 Months Ended	1 Months Ended		1 Months Ended
	Feb. 28, 2013	Mar. 31, 2012 Century Mingde	Feb. 28, 2013 Century Mingde	Feb. 28, 2013 Third-party online platform
Long-term investments
Long-term investment	$ 5,491,073		$ 2,411,073	$ 3,080,000
Percentage of equity interest acquired		6.00%		16.85%
Cash consideration		$ 2,411,073		$ 3,080,000
Discount rate (as a percent)	19.00%
Number of preferred shares acquired				2,200,000